UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 15.5%
	COMMUNICATIONS – 0.6%
17	Baidu, Inc. - ADR*	$3,176
6	Google, Inc. - Class C*	3,451
		6,627
	CONSUMER DISCRETIONARY – 2.9%
10	Amazon.com, Inc.*	3,248
68	Dick's Sporting Goods, Inc.	3,166
61	eBay, Inc.*	3,054
64	Lowe's Cos., Inc.	3,071
154	Lululemon Athletica, Inc.*	6,234
69	MercadoLibre, Inc.	6,582
51	PetSmart, Inc.	3,050
208	Swatch Group A.G. - ADR	6,290
		34,695
	CONSUMER STAPLES – 2.6%
876	AMBEV SA - ADR	6,167
74	Coca-Cola Co.	3,135
80	Nestle SA - ADR	6,213
35	Philip Morris International, Inc.	2,951
82	Sysco Corp.	3,071
136	Unilever PLC - ADR	6,162
40	Wal-Mart Stores, Inc.	3,003
		30,702
	ENERGY – 2.9%
38	Core Laboratories N.V.	6,348
131	Enbridge, Inc.	6,219
113	Ensco PLC - Class A	6,279
41	Kinder Morgan Management LLC*	3,236
40	National Oilwell Varco, Inc.	3,294
131	TransCanada Corp.	6,251
111	Ultra Petroleum Corp.*	3,296
		34,923
	FINANCIALS – 1.6%
119	Apollo Global Management LLC - Class A	3,299
24	Berkshire Hathaway, Inc. - Class B*	3,038
10	BlackRock, Inc.	3,196
44	CME Group, Inc.	3,122
72	HCP, Inc.	2,979
189	Western Union Co.	3,277
		18,911
	HEALTH CARE – 3.3%
76	Abbott Laboratories	3,108

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
41	Baxter International, Inc.	$2,964
43	Express Scripts Holding Co.*	2,981
132	ICON PLC*	6,219
241	Momenta Pharmaceuticals, Inc.*	2,911
68	Novartis AG - ADR	6,156
134	Novo Nordisk A.S. - ADR	6,190
32	Pharmacyclics, Inc.*	2,871
114	Sanofi - ADR	6,061
		39,461
	INDUSTRIALS – 0.5%
267	ABB Ltd. - ADR	6,146

	MATERIALS – 0.3%
81	Potash Corp. of Saskatchewan, Inc.	3,075

	TECHNOLOGY – 0.8%
75	Accenture PLC - Class A	6,063
17	International Business Machines Corp.	3,082
		9,145
	TOTAL COMMON STOCKS (Cost $182,448)	183,685

	EXCHANGE-TRADED FUNDS – 1.9%
18	iShares 20+ Year Treasury Bond ETF	2,043
17	iShares iBoxx $Investment Grade Corporate Bond ETF	2,028
17	iShares MBS ETF	1,840
15	iShares TIPS Bond ETF	1,730
28	iShares U.S. Real Estate ETF	2,010
37	Market Vectors Agribusiness ETF	2,035
61	Market Vectors Gold Miners ETF	1,614
64	Market Vectors Oil Service ETF	3,697
90	PowerShares DB U.S. Dollar Index Bullish Fund*	1,913
135	ProShares Short S&P500*	3,154

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,825)	22,064

	SHORT-TERM INVESTMENTS – 0.5%
5,708	Fidelity Institutional Money Market Fund, 0.04%1	5,708

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,708)	5,708

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

TOTAL INVESTMENTS – 17.9% (Cost $209,981)	$211,457
Other assets in Excess of liabilities – 82.1%	972,327

TOTAL NET ASSETS –100.0%	$1,183,784

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At June 30, 2014, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$209,981

Gross unrealized appreciation	$3,252
Gross unrealized depreciation	(1,776)

Net unrealized appreciation on investments	$1,476

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$183,685	$-	$-	$183,685
Exchange-Traded Funds	22,064	-	-	22,064
Short-Term Investments	5,708	-	-	5,708
Total Investments	$211,457	$-	$-	$211,457

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	8/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	8/28/2014

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	8/28/2014

* Print the name and title of each signing officer under his or her signature.